UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON D.C. 20549

			     FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.): 	[ ] is a restatement.
					[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Westover Capital Advisors, LLC
Address:		1220 N. Market St.
			Suite 800
			Wilmington, DE  19801

13F File Number: 	28-13685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 			Harold M. Sawyer, III
Title: 			Vice-President & CCO
Phone: 			302-427-8080
Signature, 		Place, 			Date of Signing:
Harold M. Sawyer III	Wilmington, DE 		May 16, 2013

Report Type (Check only one.):
      [X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A



FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	1
Form 13F Information Table Value Total: 	$326

List of Other Included Managers: N/A



FORM 13F INFORMATION TABLE
											VALUE		SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER					TITLE OF CLASS		CUSIP		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------			--------------		---------	--------	-------	---	----	-------	--------	------	------	------
BRISTOL-MYERS SQUIBB CO				COM			110122108	326		10000	SH		SOLE			0	0	10000





